Financial risk management - Significant hedging (Details) € in Millions	Dec. 31, 2022 EUR (€) $ / € £ / € ¥ / € ¥ / €	Dec. 31, 2021 EUR (€) $ / € £ / € ¥ / € ¥ / € ₨ / €
Risk management
Carrying amount of hedging instruments	€ (222)	€ (53)
Cash flow hedges
Risk management
Carrying amount of hedging instruments	46	(19)
Cash flow hedges | Short
Risk management
Notional amount	1,350	1,196
Cash flow hedges | Forward foreign exchange contracts | GBP
Risk management
Carrying amount of hedging instruments	€ 5	€ (4)
Weighted average hedged rate | £ / €	0.8593	0.8574
Cash flow hedges | Forward foreign exchange contracts | JPY
Risk management
Carrying amount of hedging instruments	€ 5	€ (1)
Weighted average hedged rate | ¥ / €	138.8404	130.3819
Cash flow hedges | Forward foreign exchange contracts | USD
Risk management
Carrying amount of hedging instruments	€ 22	€ 14
Weighted average hedged rate | $ / €	1.0394	1.1643
Cash flow hedges | Forward foreign exchange contracts | Short | GBP
Risk management
Notional amount	€ 235	€ 209
Cash flow hedges | Forward foreign exchange contracts | Short | GBP | Due within 3 months
Risk management
Notional amount	76	55
Cash flow hedges | Forward foreign exchange contracts | Short | GBP | Due between 3 and 12 months
Risk management
Notional amount	159	154
Cash flow hedges | Forward foreign exchange contracts | Short | JPY
Risk management
Notional amount	235	392
Cash flow hedges | Forward foreign exchange contracts | Short | JPY | Due within 3 months
Risk management
Notional amount	66	100
Cash flow hedges | Forward foreign exchange contracts | Short | JPY | Due between 3 and 12 months
Risk management
Notional amount	169	292
Cash flow hedges | Forward foreign exchange contracts | Short | USD
Risk management
Notional amount	1,261	457
Cash flow hedges | Forward foreign exchange contracts | Short | USD | Due within 3 months
Risk management
Notional amount	347	6
Cash flow hedges | Forward foreign exchange contracts | Short | USD | Due between 3 and 12 months
Risk management
Notional amount	914	201
Cash flow hedges | Forward foreign exchange contracts | Short | USD | 1 to 3 years
Risk management
Notional amount		235
Cash flow hedges | Forward foreign exchange contracts | Short | USD | More than 3 years
Risk management
Notional amount		15
Cash flow hedges | Foreign exchange options | GBP
Risk management
Carrying amount of hedging instruments		€ 4
Weighted average hedged rate | £ / €		0.8570
Cash flow hedges | Foreign exchange options | USD
Risk management
Carrying amount of hedging instruments	€ 12	€ (25)
Weighted average hedged rate | $ / €	1.0868	1.1586
Cash flow hedges | Foreign exchange options | Short | GBP
Risk management
Notional amount		€ 203
Cash flow hedges | Foreign exchange options | Short | GBP | Due within 3 months
Risk management
Notional amount		6
Cash flow hedges | Foreign exchange options | Short | GBP | Due between 3 and 12 months
Risk management
Notional amount		92
Cash flow hedges | Foreign exchange options | Short | GBP | 1 to 3 years
Risk management
Notional amount		110
Cash flow hedges | Foreign exchange options | Short | GBP | More than 3 years
Risk management
Notional amount		7
Cash flow hedges | Foreign exchange options | Short | USD
Risk management
Notional amount		1,042
Cash flow hedges | Foreign exchange options | Short | USD | Due within 3 months
Risk management
Notional amount		358
Cash flow hedges | Foreign exchange options | Short | USD | Due between 3 and 12 months
Risk management
Notional amount		684
Cash flow hedges | Foreign exchange options | Long | USD
Risk management
Notional amount	€ 423
Cash flow hedges | Foreign exchange options | Long | USD | Due between 3 and 12 months
Risk management
Notional amount	193
Cash flow hedges | Foreign exchange options | Long | USD | 1 to 3 years
Risk management
Notional amount	217
Cash flow hedges | Foreign exchange options | Long | USD | More than 3 years
Risk management
Notional amount	13
Hedges on net investment in foreign subsidiaries
Risk management
Carrying amount of hedging instruments	(9)	(11)
Hedges on net investment in foreign subsidiaries | Short
Risk management
Notional amount	4,299	2,949
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | USD
Risk management
Carrying amount of hedging instruments	€ (3)	€ 1
Weighted average hedged rate | $ / €	1.0563	1.1290
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | CNY
Risk management
Carrying amount of hedging instruments	€ (8)	€ (4)
Weighted average hedged rate | ¥ / €	7.4193	7.2106
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | INR
Risk management
Carrying amount of hedging instruments		€ (4)
Weighted average hedged rate | ₨ / €		85.8900
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | Short | USD
Risk management
Notional amount	€ 3,007	€ 1,540
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | Short | USD | Due within 3 months
Risk management
Notional amount	3,007	1,540
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | Short | CNY
Risk management
Notional amount	866	920
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | Short | CNY | Due within 3 months
Risk management
Notional amount	866	920
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | Short | INR
Risk management
Notional amount		201
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | Short | INR | Due within 3 months
Risk management
Notional amount		201
Fair value hedges
Risk management
Carrying amount of hedging instruments	(145)	(57)
Fair value hedges | Short
Risk management
Notional amount	1,456	1,579
Fair value hedges | Forward foreign exchange contracts | USD
Risk management
Carrying amount of hedging instruments	€ (145)	€ (61)
Weighted average hedged rate | $ / €	1.1358	1.1689
Fair value hedges | Forward foreign exchange contracts | Short | USD
Risk management
Notional amount	€ 1,456	€ 1,580
Fair value hedges | Forward foreign exchange contracts | Short | USD | Due within 3 months
Risk management
Notional amount	448	73
Fair value hedges | Forward foreign exchange contracts | Short | USD | Due between 3 and 12 months
Risk management
Notional amount	213	238
Fair value hedges | Forward foreign exchange contracts | Short | USD | 1 to 3 years
Risk management
Notional amount	787	1,130
Fair value hedges | Forward foreign exchange contracts | Short | USD | More than 3 years
Risk management
Notional amount	€ 8	€ 139